Operating Segments - Summary of Breakdown of Revenue by Activity (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line Items]
Revenue from supply of energy	R$ 24,872	R$ 23,701	R$ 23,430
Revenue from Use of Distribution Systems (the TUSD charge)	2,045	1,611	1,705
CVA and Other financial components in tariff adjustment	1,973	988	(1,455)
Transmission concession revenue	411	371	312
Transmission construction revenue	96	25	54
Concession assets - indemnity revenue	250	373	751
Generation assets - indemnity revenue	55	271
Distribution construction revenue	802	1,094	1,139
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified		9	8
Gain on inflation updating of concession grant fee	321	317	300
Transactions in energy on the CCEE	217	860	161
Supply of gas	1,995	1,759	1,444
Fine for violation of continuity indicator	(44)
Other operating revenues	1,585	1,484	1,421
Sector / Regulatory charges reported as Deductions from revenue	(12,312)	(11,151)	(10,497)
Net operating revenue	22,266	21,712	18,773
Eliminations [member]
Disclosure of revenue [line Items]
Revenue from supply of energy	(78)	(81)	(67)
Revenue from Use of Distribution Systems (the TUSD charge)	(22)	(32)	(35)
Transmission concession revenue	(178)	(148)	(98)
Other operating revenues	(15)	(26)	(33)
Net operating revenue	(293)	(288)	(234)
Energy Generation [member] | Operating Segments [member]
Disclosure of revenue [line Items]
Revenue from supply of energy	7,065	7,340	6,809
Generation assets - indemnity revenue	55	271
Gain on inflation updating of concession grant fee	321	317	300
Transactions in energy on the CCEE	217	860	161
Other operating revenues	82	37	22
Sector / Regulatory charges reported as Deductions from revenue	(1,366)	(1,430)	(1,322)
Net operating revenue	6,374	7,190	5,875
Transmission [member] | Operating Segments [member]
Disclosure of revenue [line Items]
Transmission concession revenue	589	519	410
Transmission construction revenue	96	25	54
Concession assets - indemnity revenue	250	373	751
Other operating revenues	29	9	14
Sector / Regulatory charges reported as Deductions from revenue	(288)	(167)	(211)
Net operating revenue	675	777	1,113
Distribution [member] | Operating Segments [member]
Disclosure of revenue [line Items]
Revenue from supply of energy	17,885	16,442	16,688
Revenue from Use of Distribution Systems (the TUSD charge)	2,067	1,643	1,740
CVA and Other financial components in tariff adjustment	1,973	988	(1,455)
Distribution construction revenue	757	1,045	1,102
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified		9	8
Fine for violation of continuity indicator	(44)
Other operating revenues	1,345	1,175	1,134
Sector / Regulatory charges reported as Deductions from revenue	(10,226)	(9,177)	(8,620)
Net operating revenue	13,757	12,312	10,597
Gas [member] | Operating Segments [member]
Disclosure of revenue [line Items]
Distribution construction revenue	45	49	37
Supply of gas	1,995	1,759	1,444
Other operating revenues		1
Sector / Regulatory charges reported as Deductions from revenue	(421)	(327)	(301)
Net operating revenue	1,619	1,482	1,181
Telecoms [member] | Operating Segments [member]
Disclosure of revenue [line Items]
Other operating revenues		168	159
Sector / Regulatory charges reported as Deductions from revenue		(41)	(34)
Net operating revenue		127	125
Other [member] | Operating Segments [member]
Disclosure of revenue [line Items]
Other operating revenues	144	120	125
Sector / Regulatory charges reported as Deductions from revenue	(11)	(9)	(9)
Net operating revenue	R$ 134	R$ 112	R$ 116